Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Status of the Offering
As of August 9, 2012, the Company had received $86.2 million in gross offering proceeds through the issuance of approximately 8.6 million shares of its common stock in the Offering (including shares issued pursuant to the DRIP).
Amended Credit Facility
Subsequent to June 30, 2012, the Company entered into the Amended Credit Facility, which increased the maximum allowable borrowings to $250.0 million. Also subsequent to June 30, 2012, the Amended Borrowing Base was increased to $41.5 million and $17.7 million was repaid under the Amended Credit Facility. As of August 9, 2012, the Company had $10.0 million outstanding under the Amended Credit Facility. Refer to Note 5 to these condensed consolidated unaudited financial statements for the terms of the Amended Credit Facility.
Investment in Real Estate Assets
Subsequent to June 30, 2012, the Company acquired one commercial real estate property for an aggregate purchase price of $1.6 million. The acquisition was funded with net proceeds of the Offering. Acquisition related expenses totaling $98,000 were expensed as incurred.